Annual Fund Operating Expenses ((Global Conservative Absolute Return Fund))	0 Months Ended
	Jul. 15, 2013
(Global Conservative Absolute Return Fund - Class NAV) | Class NAV
Operating Expenses:
Management fee	0.85%
Other expenses	0.19%
Total annual fund operating expenses	1.04%
(Global Conservative Absolute Return Fund - Class A) | Class A
Operating Expenses:
Management fee	0.85%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.42%
Total annual fund operating expenses	1.57%
Contractual expense reimbursement	(0.07%)	[1]
Total annual fund operating expenses after expense reimbursements	1.50%
(Global Conservative Absolute Return Fund - Class 1) | Class 1
Operating Expenses:
Management fee	0.85%
Distribution and service (12b-1) fees	0.05%
Other expenses	0.19%
Total annual fund operating expenses	1.09%
(Global Conservative Absolute Return Fund - Class I) | Class I
Operating Expenses:
Management fee	0.85%
Other expenses	0.34%
Total annual fund operating expenses	1.19%
(Global Conservative Absolute Return Fund - Class C) | Class C
Operating Expenses:
Management fee	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	18.39%
Total annual fund operating expenses	20.24%
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R3
Operating Expenses:
Management fee	0.85%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%
Other expenses	18.25%
Total annual fund operating expenses	19.75%
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R4
Operating Expenses:
Management fee	0.85%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.10%
Other expenses	18.25%
Total annual fund operating expenses	19.45%
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R1
Operating Expenses:
Management fee	0.85%
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%
Other expenses	18.25%
Total annual fund operating expenses	19.85%
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R2
Operating Expenses:
Management fee	0.85%
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%
Other expenses	18.25%
Total annual fund operating expenses	19.60%
(Global Conservative Absolute Return Fund - Classes R1, R2, R3, R4 and R5) | Class R5
Operating Expenses:
Management fee	0.85%
Distribution and service (12b-1) fees	none
Service plan fee	0.05%
Other expenses	18.25%
Total annual fund operating expenses	19.15%
(Global Conservative Absolute Return Fund - Class R6) | Class R6
Operating Expenses:
Management fee	0.85%
Other expenses	0.32%
Total annual fund operating expenses	1.17%
Contractual expense reimbursement	(0.07%)	[2]
Total annual fund operating expenses after expense reimbursements	1.10%

[1]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on September 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[2]	The advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on September 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.